UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21677

Cohen & Steers International Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

Item 1. Schedule of Investments

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

SCHEDULE OF INVESTMENTS
March 31, 2009 (Unaudited)

	Number
	of Shares	Value
COMMON STOCK 96.7%
AUSTRALIA 13.1%
DIVERSIFIED 3.8%
Dexus Property Group(a)	30,911,557	$16,103,844
GPT Group(a)	14,496,021	4,402,083
Mirvac Group(a)	10,614,021	6,229,889
Stockland(a)	2,880,395	6,154,080
		32,889,896
OFFICE 0.8%
Commonwealth Property Office Fund(a)	10,851,068	6,826,690

RETAIL 8.5%
CFS Retail Property Trust(a)	5,748,483	6,531,512
Westfield Group(a)	9,676,992	67,080,622
		73,612,134
TOTAL AUSTRALIA		113,328,720
BELGIUM 0.2%
OFFICE
Cofinimmo(a)	19,288	2,054,338

CANADA 3.7%
DIVERSIFIED 2.0%
Brookfield Properties Corp.	1,534,634	8,808,799
Canadian Real Estate Investment Trust	510,622	8,095,918
Cominar Real Estate Investment Trust	50,443	550,520
		17,455,237
RESIDENTIAL 0.8%
Boardwalk REIT	225,032	4,640,571
Canadian Apartment Properties REIT	190,819	1,891,845
Northern Property Real Estate Investment Trust	40,083	548,407
		7,080,823
RETAIL 0.9%
First Capital Realty	126,159	1,498,939

	Number
	of Shares	Value
Primaris Retail REIT	879,467	$6,333,725
		7,832,664
TOTAL CANADA		32,368,724
CHINA 3.9%
DIVERSIFIED 1.6%
Agile Property Holdings Ltd.(a)	9,125,400	5,209,883
China Resources Land Ltd.(a)	2,950,000	4,628,083
New World China Land Ltd.(a)	4,305,200	1,470,350
Sino-Ocean Land Holdings Ltd.(a)	4,053,000	2,666,817
		13,975,133
RESIDENTIAL 2.3%
China Overseas Land & Investment Ltd.(a)	7,215,040	11,345,212
Country Garden Holdings Co.(a)	31,861,000	8,371,580
		19,716,792
TOTAL CHINA		33,691,925
FRANCE 8.3%
DIVERSIFIED 8.1%
Fonciere des Regions(a)	14,025	658,505
Gecina SA(a)	55,036	2,111,263
ICADE(a)	124,812	8,836,871
Unibail-Rodamco(a)	411,593	58,243,220
		69,849,859
RETAIL 0.2%
Mercialys Promesse(a)	55,314	1,600,923
TOTAL FRANCE		71,450,782
GERMANY 0.0%
OFFICE
Alstria Office AG(a)	51,962	258,284

HONG KONG 25.6%
DIVERSIFIED 21.7%
Cheung Kong Holdings Ltd.(a)	5,337,300	46,001,299
Great Eagle Holdings Ltd.(a)	4,917,221	6,471,876
Hang Lung Properties Ltd.(a)	6,739,000	15,940,971
Henderson Land Development Company Ltd.(a)	4,719,599	18,057,665
Hysan Development Company Ltd.(a)	12,620,529	21,522,104
Kerry Properties Ltd.(a)	3,709,000	8,968,114
Sino Land Co., Ltd.(a)	4,198,000	4,211,380

	Number
	of Shares	Value
Sun Hung Kai Properties Ltd.(a)	6,698,780	$60,237,908
Wharf Holdings Ltd.(a)	2,426,000	6,084,263
		187,495,580
OFFICE 1.7%
Hongkong Land Holdings Ltd. (USD)(a)	6,319,071	14,397,062

RETAIL 2.2%
Link REIT(a)	9,706,268	19,269,945
TOTAL HONG KONG		221,162,587
JAPAN 19.7%
DIVERSIFIED 12.3%
Mitsubishi Estate Co., Ltd.(a)	4,414,400	50,078,346
Mitsui Fudosan Co., Ltd.(a)	2,731,871	29,968,218
NTT Urban Development Corp.(a)	25,158	20,361,088
Sumitomo Realty & Development Co., Ltd.(a)	537,000	5,999,655
		106,407,307
OFFICE 5.6%
Global One Real Estate Investment Corp.(a)	951	6,129,310
Japan Excellent(a)	575	2,074,820
Japan Prime Realty Investment Corp.(a)	1,197	2,224,354
Japan Real Estate Investment Corp.(a)	1,679	12,898,402
Nippon Building Fund(a)	2,155	18,625,598
Nomura Real Estate Office Fund(a)	1,206	6,755,441
		48,707,925
RETAIL 1.8%
AEON Mall Co., Ltd.(a)	660,475	8,495,555
Japan Retail Fund Investment Corp.(a)	1,753	6,714,769
		15,210,324
TOTAL JAPAN		170,325,556
NETHERLANDS 2.9%
DIVERSIFIED 0.2%
Wereldhave NV(a)	30,801	2,153,627

INDUSTRIAL 0.7%
ProLogis European Properties(a)	3,373,860	6,045,158

RETAIL 2.0%
Corio NV(a)	264,410	10,935,381

	Number
	of Shares	Value
Eurocommercial Properties NV(a)	230,975	$6,271,977
		17,207,358
TOTAL NETHERLANDS		25,406,143

SINGAPORE 4.5%
DIVERSIFIED 2.8%
CapitaLand Ltd.(a)	14,028,000	21,510,252
Keppel Land Ltd.(a)	2,947,000	2,813,419
		24,323,671

HOTEL 0.6%
City Development Ltd.(a)	1,379,000	4,641,733

INDUSTRIAL 0.5%
Ascendas REIT(a)	5,569,000	4,480,150

RETAIL 0.6%
CapitaMall Trust(a)	6,254,800	5,448,159
TOTAL SINGAPORE		38,893,713

SWEDEN 1.0%
DIVERSIFIED 1.0%
Castellum AB(a)	1,479,995	8,318,242

OFFICE 0.0%
Wihlborgs Fastigheter AB(a)	36,550	408,810
TOTAL SWEDEN		8,727,052

SWITZERLAND 1.2%
OFFICE
PSP Swiss Property AG(a),(b)	238,529	10,055,861

UNITED KINGDOM 11.4%
DIVERSIFIED 10.6%
British Land Co., PLC(a)	7,949,624	41,075,930
Hammerson PLC(a)	4,510,874	16,458,043
Land Securities Group PLC(a)	5,508,807	34,518,910
		92,052,883

OFFICE 0.8%
Great Portland Estates PLC(a)	1,862,711	6,502,601
TOTAL UNITED KINGDOM		98,555,484

	Number
	of Shares	Value
UNITED STATES 1.2%
INDUSTRIAL
AMB Property Corp.	730,695	$10,522,008

TOTAL COMMON STOCK (Identified cost—$1,075,067,256)		836,801,177

Number
of Rights
RIGHTS
UNITED KINGDOM 0.1%
Segro PLC, expire 04/06/2009(b) (Identified cost—$509,491)	7,897,859	543,948

		Number
		of Shares
SHORT-TERM INVESTMENTS 1.2%
MONEY MARKET FUNDS
Dreyfus Treasury Cash Management Fund, 0.09%(c)		2,251,473	2,251,473
Fidelity Institutional Money Market Treasury Only Fund, 0.26%(c)		7,851,148	7,851,148

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$10,102,621)			10,102,621

TOTAL INVESTMENTS (Identified cost—$1,085,679,368)	98.0%		847,447,746

OTHER ASSETS IN EXCESS OF LIABILITIES	2.0%		17,717,666

NET ASSETS	100.0%		$865,165,412

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)

Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair value securities represent 91.8% of net assets of the Fund, all of which have been fair valued pursuant to foreign security fair value pricing procedures approved by the Board of Directors.

(b)	Non-income producing security.
(c)	Rate quoted represents the seven day yield of the fund.

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the Pink Sheets, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Portfolio securities primarily traded on foreign markets are generally valued at the closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Securities for which market prices are unavailable, or securities for which the advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•                 Level 1 – quoted prices in active markets for identical investments

•                 Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

Fair Value Measurements at March 31, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$847,447,746	$43,434,680	$804,013,066	$—

Note 2. Income Tax Information

As of March 31, 2009, the federal tax cost and net unrealized depreciation were as follows:

Gross unrealized appreciation	$16,218,030
Gross unrealized depreciation	(254,449,652)
Net unrealized depreciation	$(238,231,622)

Cost for federal income tax purposes	$1,085,679,368

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

By:	/s/ Adam M. Derechin

Name: Adam M. Derechin

Title: President

Date: May 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza

Name: Adam M. Derechin

Name:

James Giallanza

	Title: President and principal executive officer	Title:	Treasurer and principal financial officer

Date: May 27, 2009